Net Loss Per Share	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share

10. Net Loss Per Share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	March 31,
	2021	2020
Numerator
Net loss	$(34,945)	$(16,705)
Net loss attributable to ordinary shareholders—basic and diluted	$(34,945)	$(16,705)
Denominator
Weighted-average number of ordinary shares used in net loss
per share—basic and diluted	35,655,443	9,010,843
Net loss per share—basic and diluted	$(0.98)	$(1.85)

The Company reported a net loss in all periods and therefore did not allocate any losses to the preferred shares, which represent participating securities. The Company’s potentially dilutive securities, which include unvested Employee Shares, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of ordinary shares outstanding used to calculate both basic and diluted net loss per share attributable to ordinary shareholders is the same. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the three months ended March 31, 2021 and 2020 because including them would have had an anti-dilutive effect:

	March 31,
	2021	2020
Series A preferred shares		35,070,249
Series B preferred shares		59,381,964
Series C preferred shares		12,307,692
Unvested ordinary shares	169,453	460,048
Stock options	3,978,560	—
Restricted stock units	27,500	—
Total	4,175,513	107,219,953